Accounts Receivable (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Accounts receivable	$ 171,547	1,052,852	1,014,672	1,169,711
Less: Allowance for doubtful accounts	(4,822)	(29,596)	(43,833)	(46,901)
Accounts receivable, net	$ 166,725	1,023,256	970,839	1,122,810